SUPPLEMENT TO
FIDELITY GROWTH
COMPANY FUND
AND
FIDELITY EMERGING
GROWTH FUND
PROSPECTUS
DATED JANUARY 23, 1995
   The following information
replaces the similar
information found in the
"Transaction Details" section
on page 30:
FDC collects the proceeds
from each fund's     3   % sales
charge and may pay a
portion of them to securities
dealers who have sold the
fund's shares, or to others,
including banks and other
financial institutions (qualified
recipients), under special
arrangements in connection
with FDC's sales activities.
The sales charge paid to
qualified recipients is 1.50%
of a fund's offering price.
The following information
replaces the similar
information found in the
"Waivers" section on page
32:
    6.    To shares purchased
through Portfolio Advisory
Services or Fidelity
Charitable Advisory Services.
The following information
replaces similar information
found under the "Waivers"
section beginning on page 32:
9.  (Growth Company Only) If
you invest as part of a payroll
deduction program through
an employer who also
maintains a
Fidelity-sponsored employee
benefit plan or is a member
of the Fidelity Retail Advisory
Group, provided the
employer enters into a load
waiver agreement which
specifies certain qualifying
restrictions and operating
provisions.






SUPPLEMENT TO
FIDELITY GROWTH
COMPANY FUND
AND
FIDELITY EMERGING
GROWTH FUND
PROSPECTUS
DATED JANUARY 23, 1995
   The following information
replaces the similar
information found in the
"Transaction Details" section
on page 30:
FDC collects the proceeds
from each fund's     3   % sales
charge and may pay a
portion of them to securities
dealers who have sold the
fund's shares, or to others,
including banks and other
financial institutions (qualified
recipients), under special
arrangements in connection
with FDC's sales activities.
The sales charge paid to
qualified recipients is 1.50%
of a fund's offering price.
The following information
replaces the similar
information found in the
"Waivers" section on page
32:
    6.    To shares purchased
through Portfolio Advisory
Services or Fidelity
Charitable Advisory Services.
The following information
replaces similar information
found under the "Waivers"
section beginning on page 32:
9.  (Growth Company Only) If
you invest as part of a payroll
deduction program through
an employer who also
maintains a
Fidelity-sponsored employee
benefit plan or is a member
of the Fidelity Retail Advisory
Group, provided the
employer enters into a load
waiver agreement which
specifies certain qualifying
restrictions and operating
provisions.






   GCF/FEG-96-1 January 1, 1996
GCF/FEG-96-1 January 1, 1996
FIDELITY GROWTH COMPANY FUND
FIDELITY EMERGING GROWTH FUND
SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 23, 1995
The following information replaces that found in the section entitled "Additional Purchase and Redemption Information" beginning on page 17.
   7. to shares purchased through Portfolio Advisory Services or Fidelity Charitable Advisory Services;
10. (Growth Company only) to shares purchased as part of a payroll deduction program (including shares purchased in an amount less than $5,000 by participants in the program within three months of the commencement of their participation in the program from sources other than payroll deduction) through an employer who has entered into a load waiver agreement and who (i) maintains an employee benefit plan that either qualifies for exemption (1) above or is in the CORPORATEplan for Retirement Program and has at least some of its plan assets in Fidelity-managed products, or (ii) is a member of the Fidelity Retail Advisory Group and has more than 500 employees.
   MANAGEMENT CONTRACT. Effective January 1, 1996, FMR agreed to voluntarily adopt the revised group fee rate schedule shown below for purposes of calculating the group fee component of the management fee. The revised schedule provides for lower management fees as total assets under management increase, and it will be presented to shareholders for approval at the next shareholder meeting.
The following information replaces the "Group Fee Rate" and "Effective Annual Fee Rate" schedules found on page 23.
          GROUP FEE RATE SCHEDULE
EFFECTIVE ANNUAL FEE RATES
     Average Group   Annualized   Group Net    Effective Annual Fee
 Assets               Rate         Assets      Rate

0 - $  3 billion           .5200%    $ 0.5 billion   .5200%

3 -    6                   .4900      25             .4238

6 -    9                   .4600      50             .3823

9 -    12                  .4300      75             .3626

12 -   15                  .4000     100             .3512

15 -   18                  .3850     125             .3430

18 -   21                  .3700     150             .3371

21 -   24                  .3600     175             .3325

24 -   30                  .3500     200             .3284

30 -   36                  .3450     225             .3249

36 -   42                  .3400     250             .3219

42 -   48                  .3350     275             .3190

48 -   66                  .3250     300             .3163

66 -   84                  .3200     325             .3137

84 -   102                 .3150     350             .3113

102 -   138                .3100     375             .3090

138 -   174                .3050     400             .3067

174 -   210                .3000        425          .3046

210 -   246                .2950        450          .3024

246 -   282                .2900        475          .3003

282 -   318                .2850        500          .2982

318 -   354                .2800        525          .2962

354 -   390                .2750        550          .2942

3   90     -   426         .2700

42   6 -   46    2         .2650

462    -   4    98         .2600

49   8 -   5    34         .2550

         Ov   er 53    4   .2500

   GCF/FEGB-96-1
         January 1, 1996
FIDELITY NEW MILLENNIUM(trademark)  FUND
A FUND OF MT. VERNON STREET TRUST
SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 23, 1995

   The following information replaces the similar information found in the "Additional Purchase and Redemption Information" section on page 14.
7. to shares purchased through Portfolio Advisory Services    or Fidelity
Charitable Advisory Services;
MANAGEMENT CONTRACT. Effective January 1, 1996, FMR agreed to voluntarily adopt the revised group fee rate schedule shown below for purposes of calculating the group fee component of the management fee. The revised schedule provides for lower management fees as total assets under management increase, and it will be presented to shareholders for approval at the next shareholder meeting.
The following information replaces the "Group Fee Rate" and "Effective Annual Fee Rate" schedules found on page 19.
          GROUP FEE RATE SCHEDULE
EFFECTIVE ANNUAL FEE RATES
     Average Group   Annualized   Group Net    Effective Annual Fee
 Assets               Rate         Assets      Rate

0 - $  3 billion          .5200%    $ 0.5 billion   .5200%

3 -    6                  .4900      25             .4238

6 -    9                  .4600      50             .3823

9 -    12                 .4300      75             .3626

12 -   15                 .4000     100             .3512

15 -   18                 .3850     125             .3430

18 -   21                 .3700     150             .3371

21 -   24                 .3600     175             .3325

24 -   30                 .3500     200             .3284

30 -   36                 .3450     225             .3249

36 -   42                 .3400     250             .3219

42 -   48                 .3350     275             .3190

48 -   66                 .3250     300             .3163

66 -   84                 .3200     325             .3137

84 -   102                .3150     350             .3113

102 -   138               .3100     375             .3090

138 -   174               .3050     400             .3067

174 -   210               .3000        425          .3046

210 -   246               .2950        450          .3024

246 -   282               .2900        475          .3003

282 -   318               .2850        500          .2982

318 -   354               .2800        525          .2962

354 -   390               .2750        550          .2942

   390 -   426            .2700

   426 -   462            .2650

   462 -   498            .2600

   498 -   534            .2550

           Over 534       .2500





   NMFB-96-1
         January 1, 1996